Investment Portfolio	as of November 30, 2019 (Unaudited)

DWS New York Tax-Free Income Fund

	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 99.7%
New York 98.6%
Albany, NY, Airport Authority Revenue:
Series B, AMT, 5.0%, 12/15/2025 (a)	1,400,000	1,648,192
Series B, AMT, 5.0%, 12/15/2026 (a)	500,000	599,755
Amherst, NY, Development Corp. Student Housing Facility Revenue, UBF Faculty-Student Housing Corp., Series A, 5.0%, 10/1/2045, INS: AGMC	1,000,000	1,189,230
Buffalo & Erie County, NY, Industrial Land Development Corp. Revenue, Catholic Health System Obligated Group, 5.0%, 7/1/2040	1,000,000	1,142,240
Dutchess County, NY, Local Development Corp. Revenue, Marist College Project, 5.0%, 7/1/2043	3,000,000	3,630,900
Dutchess County, NY, Local Development Corp. Revenue, Vassar College, Series A, 5.0%, 1/1/2049	3,000,000	3,263,880
Erie County, NY, Industrial Development Agency, School Facility Revenue, City School District, Buffalo Project, Series A, 5.0%, 5/1/2031	3,000,000	3,683,400
Hempstead Town, NY, Local Development Corp. Revenue, Molloy College Project, 5.0%, 7/1/2048	745,000	871,121
Hudson, NY, Yards Infrastructure Corp. Revenue, Fiscal 2012:
Series A, 5.75%, 2/15/2047	1,140,000	1,199,041
Series A, Prerefunded, 5.75%, 2/15/2047	1,860,000	1,964,625
Jefferson County, NY, Civic Facility Development Corp., Samaritan Medical Center Project, Series A, 5.0%, 11/1/2037	1,185,000	1,379,541
Liberty, NY, Development Corp. Revenue, Goldman Sachs Headquarters:
5.25%, 10/1/2035	5,000,000	6,809,950
5.5%, 10/1/2037 , GTY: Goldman Sachs Group, Inc.	2,500,000	3,565,300
Long Island, NY, Electric System Revenue, Power Authority:
5.0%, 9/1/2039	1,000,000	1,220,400
5.0%, 9/1/2047	500,000	594,910
Long Island, NY, Power Authority:
Series B, 5.0%, 9/1/2036	1,000,000	1,193,600
Series A, 5.0%, 9/1/2037	4,000,000	4,356,440
Series A, Prerefunded, 5.0%, 5/1/2038	2,000,000	2,112,680
Metropolitan Transportation Authority, NY, Revenue, Series B, 5.0%, 11/15/2043	1,000,000	1,103,200
Monroe County, NY, Industrial Development Agency School Facility Revenue, Rochester City School District Modernization Project, 5.0%, 5/1/2027	1,500,000	1,890,465
Monroe County, NY, Industrial Development Corp. Revenue, Rochester General Hospital Projects, 5.0%, 12/1/2046	1,060,000	1,220,632
Monroe County, NY, Industrial Development Corp. Revenue, University of Rochester, Series A, 5.0%, 7/1/2033	1,000,000	1,182,690
Monroe County, NY, State General Obligation, 4.0%, 6/1/2029, INS: Build America Mutual	2,000,000	2,297,120
New York, State General Obligation, Series D-4, 1.18% *, 12/2/2019, SPA: Barclays Bank PLC	300,000	300,000
New York, Brookhaven Local Development Corp. Revenue, Jefferson's Ferry Project, 5.25%, 11/1/2036	1,200,000	1,398,228
New York, Brooklyn Arena Local Development Corp., Pilot Revenue, Barclays Center Project, Series A, 4.0%, 7/15/2035, INS: AGMC	1,500,000	1,660,860
New York, Buffalo & Fort Erie Public Bridge Authority, 5.0%, 1/1/2042	1,490,000	1,749,364
New York, Build New York City Resource Corp. Revenue, New Dawn Charter School Project, 144A, 5.75%, 2/1/2049	1,000,000	1,063,230
New York, Build New York City Resource Corp. Revenue, The Children's Aid Society Project, 4.0%, 7/1/2049	1,000,000	1,118,580
New York, Build New York City Resource Corp. Revenue, YMCA of Greater New York Project:
5.0%, 8/1/2040	750,000	854,625
5.0%, 8/1/2042	1,000,000	1,067,860
New York, Build New York City Resource Corp., Solid Waste Disposal Revenue, Pratt Paper, Inc. Project, AMT, 144A, 5.0%, 1/1/2035	750,000	824,460
New York, Higher Education Revenue, Dormitory Authority, Colgate University, 6.0%, 7/1/2021, INS: NATL	365,000	383,495
New York, Higher Education Revenue, Dormitory Authority, New York University, Series A, 5.75%, 7/1/2027, INS: NATL	3,000,000	3,601,680
New York, Hudson Yards Infrastructure Corp., Second Indenture Revenue, Series A, 5.0%, 2/15/2042	2,000,000	2,385,340
New York, Liberty Development Corp. Revenue, Second Priority, Bank of America Tower at One Bryant Park LLC, "3", 2.8%, 9/15/2069	1,250,000	1,259,738
New York, Liberty Development Corp. Revenue, World Trade Center Project, 5.0%, 11/15/2031	2,250,000	2,409,075
New York, Metropolitan Transportation Authority Revenue:
Series B-2B, 5.0%, 5/15/2021	2,000,000	2,103,860
Series D-2, 1.18% *, 12/2/2019, LOC: Landesbank Hessen-Thuringen	2,000,000	2,000,000
Series B, 4.0%, 11/15/2034	3,500,000	3,901,765
Series C, 5.0%, 11/15/2031	2,415,000	2,650,994
Series D, Prerefunded, 5.0%, 11/15/2034	1,000,000	1,038,300
Series B, 5.25%, 11/15/2044	3,000,000	3,412,680
New York, Metropolitan Transportation Authority Revenue, Green Bonds, Series A1, 5.25%, 11/15/2057	1,000,000	1,191,180
New York, MTA Hudson Rail Yards Trust Obligations Revenue, Series A, 5.0%, 11/15/2051	1,000,000	1,062,050
New York, State Dormitory Authority Revenue, Non State Supported Debt, School District-Bond Financing Program, Series A, 5.0%, 10/1/2027	2,000,000	2,476,000
New York, State Dormitory Authority Revenue, Non-State Supported Debt:
Series A, 5.0%, 1/15/2026	1,095,000	1,334,827
Series A, 5.0%, 7/1/2037	1,000,000	1,092,820
Series A, 5.0%, 7/1/2049	3,000,000	3,729,540
New York, State Dormitory Authority Revenue, Non-State Supported Debt, Montefiore Obligated Group:
Series A, 5.0%, 8/1/2029	380,000	470,052
Series A, 5.0%, 8/1/2030	450,000	552,978
Series A, 5.0%, 8/1/2031	875,000	1,070,720
Series A, 5.0%, 8/1/2032	320,000	390,131
Series A, 5.0%, 8/1/2033	210,000	255,047
New York, State Dormitory Authority Revenue, Non-State Supported Debt, St. John's University, Series A, 5.0%, 7/1/2037	1,250,000	1,448,763
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Cornell University, Series C, 5.0%, 7/1/2037	2,510,000	2,563,840
New York, State Dormitory Authority Revenues, Non-State Supported Debt, North Shore Long Island Jewish Health System:
Series A, 5.0%, 5/1/2030	1,500,000	1,765,155
Series A, Prerefunded, 5.0%, 5/1/2032	2,000,000	2,109,760
New York, State Dormitory Authority Revenues, Non-State Supported Debt, NYU Hospitals Center:
5.0%, 7/1/2033	360,000	428,533
Series A, Prerefunded, 6.0%, 7/1/2040	1,500,000	1,542,465
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Orange Regional Medical Center, 144A, 5.0%, 12/1/2036	2,700,000	3,155,922
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Rochester Institute of Technology:
5.0%, 7/1/2040	2,500,000	2,557,300
Series A, 5.0%, 7/1/2049	1,250,000	1,521,388
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Rockefeller University:
Series C, 5.0%, 7/1/2040	2,750,000	2,757,013
Series A, 5.0%, 7/1/2041	2,000,000	2,041,960
New York, State Dormitory Authority Revenues, Non-State Supported Debt, School Districts Financing Program, Series C, 5.0%, 10/1/2031	20,000	20,054
New York, State Dormitory Authority Revenues, Non-State Supported Debt, State University Dormitory Facilities:
Series A, 5.0%, 7/1/2036	1,745,000	2,123,840
Series A, 5.0%, 7/1/2038	1,000,000	1,209,500
Series A, 5.0%, 7/1/2048	2,000,000	2,418,340
New York, State Dormitory Authority Revenues, Non-State Supported Debt, State University Facilities, Series A, Prerefunded, 5.0%, 7/1/2043	2,000,000	2,280,460
New York, State Dormitory Authority, Sales Tax Revenue:
Series A, 5.0%, 3/15/2042	2,000,000	2,424,600
Series E, 5.0%, 3/15/2048	3,000,000	3,639,600
New York, State Dormitory Authority, State Personal Income Tax Revenue:
Series D, 4.0%, 2/15/2036	1,410,000	1,581,653
Series A, 5.0%, 3/15/2040	3,500,000	4,331,705
Series A, 5.0%, 3/15/2045	2,835,000	3,440,669
Series A, 5.0%, 3/15/2047	2,500,000	3,048,050
New York, State Environmental Facilities Corp. Revenue, State Revolving Funds, Series C, 5.0%, 5/15/2041	2,500,000	2,626,550
New York, State Environmental Facilities Corp., State Clean Water & Drinking Revolving Funds, New York City Municipal Water Finance Authority Projects:
Series B, 4.0%, 6/15/2049	2,000,000	2,250,720
5.0%, 6/15/2036	3,340,000	3,526,071
New York, State Housing Finance Agency Revenue:
Series A, 1.18% *, 5/1/2042	800,000	800,000
Series K, 1.45% , 5/1/2023, LOC: Landesbank Hessen-Thuringen	2,500,000	2,505,225
New York, State Liberty Development Corp. Revenue, World Trade Center:
"2", 5.0%, 9/15/2043	2,000,000	2,146,160
"3", 5.0%, 3/15/2044	1,190,000	1,276,120
New York, State Liberty Development Corp. Revenue, World Trade Center Project, Class 1-3, 144A, 5.0%, 11/15/2044	2,000,000	2,209,820
New York, State Liberty Development Corp., Revenue, World Trade Center Port Authority Construction, 5.25%, 12/15/2043	3,000,000	3,234,660
New York, State Mortgage Agency, Homeowner Mortgage Revenue, Series 221, AMT, 3.5%, 10/1/2032	1,000,000	1,075,850
New York, State Power Authority Revenue, Series A, 5.0%, 11/15/2038	1,500,000	1,604,775
New York, State Thruway Authority, Series J, 5.0%, 1/1/2041	2,220,000	2,484,469
New York, State Thruway Authority, General Revenue, Series I, Prerefunded, 5.0%, 1/1/2037	5,000,000	5,412,350
New York, State Thruway Authority, General Revenue, Junior Indebtedness Obligated, Junior Lien:
Series A, 4.0%, 1/1/2037	500,000	545,330
Series A, 4.0%, 1/1/2038	500,000	544,105
Series B, 4.0%, 1/1/2050	3,000,000	3,336,360
Series A, 5.0%, 1/1/2041	3,000,000	3,494,580
New York, State Transportation Development Corp., Special Facilities Revenue, Delta Air Lines, Inc., LaGuardia Airport C&D Redevelopment:
AMT, 5.0%, 1/1/2033	1,000,000	1,189,650
AMT, 5.0%, 1/1/2034	1,000,000	1,187,380
New York, State Transportation Development Corp., Special Facilities Revenue, Laguardia Gateway Partners LLC, Redevelopment Project, Series A, AMT, 5.0%, 7/1/2046	2,500,000	2,761,200
New York, State Urban Development Corp. Revenue, Personal Income Tax, Series A, 4.0%, 3/15/2037	2,500,000	2,784,525
New York, Transportation/Tolls Revenue, Triborough Bridge & Tunnel Authority, Series Y, ETM, 6.125%, 1/1/2021	1,225,000	1,247,675
New York, Triborough Bridge & Tunnel Authority Revenues, Series C, 5.0%, 11/15/2035	1,000,000	1,254,310
New York, TSASC, Inc., Series B, 5.0%, 6/1/2045	1,500,000	1,493,145
New York, Utility Debt Securitization Authority, Restructuring Bonds, 5.0%, 12/15/2036	3,000,000	3,587,070
New York, Utility Debt Securitization Authority, Restructuring Revenue, Series TE, 5.0%, 12/15/2041	3,675,000	4,155,359
New York & New Jersey Port Authority, Special Obligation Revenue, JFK International Air Terminal LLC, 6.0%, 12/1/2042	1,025,000	1,070,141
New York & New Jersey Port Authority, Two Hundred And Twentieth, AMT, 4.0%, 11/1/2059(a)	2,000,000	2,181,340
New York City, NY, Housing Development Corp. Revenue, Series B1, 5.25%, 7/1/2031	2,845,000	3,181,307
New York City, NY, Industrial Development Agency, Airport Facilities Revenue, Series A, AMT, 5.0%, 7/1/2028	2,000,000	2,149,960
New York City, NY, Municipal Water Finance Authority Revenue, Series EE, 5.0%, 6/15/2045	3,000,000	3,409,890
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Second Generation, Series FF, 5.0%, 6/15/2031	1,000,000	1,020,730
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue:
Series FF-1, 4.0%, 6/15/2049	2,000,000	2,248,900
Series AA, 5.0%, 6/15/2032	500,000	646,770
Series BB-1, 5.0%, 6/15/2046	2,000,000	2,382,960
New York City, NY, Transitional Finance Authority Revenue, Future Tax, Series F-1, 5.0%, 5/1/2039	2,000,000	2,159,540
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:
Series C-6, 1.18% *, 12/6/2019 , SPA: Sumitomo Mitsui Banking	1,020,000	1,020,000
Series F-1, 4.0%, 5/1/2037	1,000,000	1,120,570
Series B-1, 4.0%, 8/1/2037	5,000,000	5,604,300
Series A, 5.0%, 5/1/2038	2,000,000	2,005,440
Series B1, 5.0%, 11/1/2040	4,000,000	4,547,480
New York City, NY, Transitional Finance Authority, Building Aid Revenue, Fiscal 2018, Series S-1, 5.0%, 7/15/2035	1,000,000	1,216,140
New York Counties, NY, Tobacco Settlement Pass-Through Trust, Series A-2B, 5.0%, 6/1/2045	2,000,000	2,140,540
New York, NY, General Obligation:
Series A-4, 1.08% *, 12/6/2019, LOC: Bank of Tokyo-Mitsubishi UFJ	175,000	175,000
Series G-4, 1.09% *, 12/6/2019, LOC: Citibank NA	100,000	100,000
Series A-1, 4.0%, 8/1/2036	3,000,000	3,334,410
Series A, 5.0%, 8/1/2025	2,500,000	3,011,450
Series B-1, 5.0%, 12/1/2034	2,800,000	3,386,292
Niagara County, NY, Frontier Transportation Authority, Buffalo Niagara international Airport:
Series A, AMT, 5.0%, 4/1/2037	335,000	404,854
Series A, AMT, 5.0%, 4/1/2038	600,000	721,998
Orange County, NY, Senior Care Revenue, Industrial Development Agency, The Glen Arden Project, 5.7%, 1/1/2028	1,515,000	1,489,639
Oyster Bay, NY, State General Obligation, 4.0%, 2/15/2026	2,000,000	2,231,720
Port Authority of New York & New Jersey:
Series 195, AMT, 5.0%, 10/1/2026	1,125,000	1,370,194
Series 207, AMT, 5.0%, 9/15/2031	3,500,000	4,297,965
Series 206, AMT, 5.0%, 11/15/2032	3,000,000	3,648,960
Series 197, AMT, 5.0%, 11/15/2034	3,000,000	3,577,140
Port Authority of New York & New Jersey, One Hundred Ninety-Third, AMT, 5.0%, 10/15/2035	3,000,000	3,504,180
Tompkins County, NY, Development Corp. Revenue, Ithaca College, 5.0%, 7/1/2038	2,865,000	3,312,226
Troy, NY, Capital Resource Corp. Revenue, Rensselaer Polytechnic Institute:
Series A, 5.0%, 9/1/2030 (a)	405,000	506,696
Series A, 5.0%, 9/1/2031 (a)	605,000	752,826
Series A, 5.125%, 9/1/2040	4,000,000	4,116,840
Westchester County, NY, Tobacco Asset Securitization, Series B, 5.0%, 6/1/2041	2,750,000	3,014,990
Western Nassau County, NY, Water Authority, Series A, 5.0%, 4/1/2040	1,400,000	1,620,248
Yonkers, NY, Economic Developemet Corp., Educational Revenue, Charter School of Educational Excellence Project:
Series A, 5.0%, 10/15/2049	640,000	708,224
Series A, 5.0%, 10/15/2054	465,000	510,537
		287,975,217
Guam 0.7%
Guam, Government Waterworks Authority, Water & Wastewater System Revenue, 5.0%, 7/1/2040	155,000	178,932
Guam, International Airport Authority Revenue, Series C, AMT, 6.375%, 10/1/2043	320,000	369,255
Guam, Port Authority Revenue, Series A, 5.0%, 7/1/2048	125,000	147,100
Guam, Power Authority Revenue:
Series A, 5.0%, 10/1/2030 , INS: AGMC	585,000	638,428
Series A, 5.0%, 10/1/2037	210,000	240,864
Series A, 5.0%, 10/1/2038	190,000	217,411
Series A, 5.0%, 10/1/2040	135,000	153,824
		1,945,814
Puerto Rico 0.4%
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Series A, 5.0%, 7/1/2058	993,000	1,043,395
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $273,454,600)	99.7	290,964,426
Other Assets and Liabilities, Net	0.3	978,839
Net Assets	100.0	291,943,265

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
* Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder at any time, and are shown at their current rates as of November 30, 2019. Date shown reflects the earlier of demand date or stated maturity date.
(a) When-issued security.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AGMC: Assured Guaranty Municipal Corp.
AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.
GTY: Guaranty Agreement
INS: Insured
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.

Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2019 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (b)	$—	$290,964,426	$—	$290,964,426
Total	$—	$290,964,426	$—	$290,964,426

(b)	See Investment Portfolio for additional detailed categorizations.